UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22714

Investment Company Act File Number

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

April 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Emerging Markets Debt Opportunities Fund

Eaton Vance

Emerging Markets Debt Opportunities Fund

April 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 39.0%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.6%
Albania Government Bond, 8.90%, 7/24/25	ALL	52,000	$567,275
Albania Government Bond, 8.93%, 4/23/25	ALL	4,735	51,675

Total Albania			$618,950

Argentina — 1.0%
Argentina POM Politica Monetaria, 27.25%, (ARPP7DRR), 6/21/20(1)	ARS	8,700	$444,503
Republic of Argentina, 6.25%, 11/9/47	EUR	248	277,836
Republic of Argentina, 6.875%, 1/11/48	USD	383	341,014

Total Argentina			$1,063,353

Barbados — 1.4%
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	1,110	$860,250
Barbados Government International Bond, 7.00%, 8/4/22(2)	USD	116	100,340
Barbados Government International Bond, 7.25%, 12/15/21(2)	USD	684	601,920

Total Barbados			$1,562,510

Bosnia and Herzegovina — 0.4%
Republic of Srpska, 1.50%, 10/30/23	BAM	292	$169,154
Republic of Srpska, 1.50%, 6/9/25	BAM	78	43,884
Republic of Srpska, 1.50%, 9/25/26	BAM	379	213,102

Total Bosnia and Herzegovina			$426,140

Dominican Republic — 4.9%
Dominican Republic, 10.40%, 5/10/19(2)	DOP	67,200	$1,390,322
Dominican Republic, 10.50%, 4/7/23(2)	DOP	30,000	647,706
Dominican Republic, 15.00%, 4/5/19(2)	DOP	70,000	1,515,479
Dominican Republic, 16.00%, 7/10/20(2)	DOP	71,100	1,677,292

Total Dominican Republic			$5,230,799

El Salvador — 2.9%
Republic of El Salvador, 5.875%, 1/30/25(2)	USD	32	$31,520
Republic of El Salvador, 6.375%, 1/18/27(2)	USD	2,094	2,075,678
Republic of El Salvador, 7.65%, 6/15/35(2)	USD	109	113,905
Republic of El Salvador, 7.75%, 1/24/23(2)	USD	61	65,959
Republic of El Salvador, 8.25%, 4/10/32(2)	USD	461	510,336
Republic of El Salvador, 8.625%, 2/28/29(2)	USD	245	280,525

Total El Salvador			$3,077,923

Ethiopia — 0.2%
Federal Democratic Republic of Ethiopia, 6.625%, 12/11/24(2)	USD	270	$273,567

Total Ethiopia			$273,567

Security	Principal Amount (000’s omitted)		Value
Fiji — 2.5%
Republic of Fiji, 6.625%, 10/2/20(2)	USD	2,649	$2,675,464

Total Fiji			$2,675,464

Georgia — 0.5%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	75	$30,537
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	321	131,093
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	966	441,403

Total Georgia			$603,033

India — 2.4%
India Government Bond, 6.68%, 9/17/31	INR	37,000	$495,619
India Government Bond, 6.79%, 5/15/27	INR	33,000	460,518
India Government Bond, 7.88%, 3/19/30	INR	88,000	1,308,990
India Government Bond, 7.95%, 8/28/32	INR	20,000	299,700

Total India			$2,564,827

Indonesia — 3.8%
Indonesia Government Bond, 7.50%, 5/15/38	IDR	10,165,000	$736,045
Indonesia Government Bond, 8.25%, 5/15/36	IDR	920,000	71,021
Indonesia Government Bond, 8.75%, 5/15/31	IDR	40,094,000	3,243,543

Total Indonesia			$4,050,609

Serbia — 7.9%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	227,010	$2,506,719
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	61,840	676,126
Serbia Treasury Bond, 10.00%, 3/20/21	RSD	184,850	2,207,950
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	254,500	3,155,142

Total Serbia			$8,545,937

Seychelles — 0.3%
Republic of Seychelles, 8.00%, 1/1/26(2)	USD	284	$296,039

Total Seychelles			$296,039

Sri Lanka — 8.5%
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	57,000	$358,476
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	102,000	633,472
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	78,020	493,638
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	116,760	741,751
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	59,000	378,942
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	22,000	142,347
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	93,000	609,116
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	84,000	550,388
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	137,970	909,850
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	53,000	348,006
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	21,000	138,840
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	82,000	548,356
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	69,000	459,803
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	50,000	333,793
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	131,000	882,079
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	234,420	1,588,097

Total Sri Lanka			$9,116,954

Security	Principal Amount (000’s omitted)		Value
Thailand — 1.5%
Thailand Government Bond, 1.25%, 3/12/28(2)(3)	THB	51,576	$1,583,166

Total Thailand			$1,583,166

Uruguay — 0.2%
Republic of Uruguay, 8.50%, 3/15/28(2)	UYU	7,458	$248,216

Total Uruguay			$248,216

Total Foreign Government Bonds (identified cost $40,968,456)			$41,937,487

Foreign Corporate Bonds — 7.0%

Security	Principal Amount (000’s omitted)		Value
Argentina — 1.6%
Banco Hipotecario SA, 25.229%, (Badlar + 2.50%), 1/12/20(1)(2)	ARS	19,880	$961,469
YPF SA, 26.563%, (Badlar + 4.00%), 7/7/20(1)(2)	USD	990	752,469

Total Argentina			$1,713,938

Belarus — 0.5%
Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(2)	USD	500	$509,350

Total Belarus			$509,350

Bulgaria — 0.6%
Eurohold Bulgaria AD, 6.50%, 12/7/22(2)	EUR	500	$604,603

Total Bulgaria			$604,603

Cayman Islands — 0.4%
Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(2)	USD	500	$477,500

Total Cayman Islands			$477,500

Cyprus — 0.4%
O1 Properties Finance PLC, 8.25%, 9/27/21(2)	USD	600	$441,000

Total Cyprus			$441,000

Georgia — 0.2%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	640	$261,290

Total Georgia			$261,290

Honduras — 0.3%
Inversiones Atlantida SA, 8.25%, 7/28/22(2)	USD	340	$356,575

Total Honduras			$356,575

India — 0.1%
Power Finance Corp., Ltd., 7.47%, 9/16/21	INR	4,000	$58,254
Power Finance Corp., Ltd., 7.75%, 3/22/27	INR	4,000	58,659

Total India			$116,913

Indonesia — 0.2%
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(2)	IDR	2,720,000	$193,529

Total Indonesia			$193,529

Security	Principal Amount (000’s omitted)		Value
Mexico — 1.5%
Cydsa SAB de CV, 6.25%, 10/4/27(2)	USD	500	$481,675
Grupo Kaltex SA de CV, 8.875%, 4/11/22(2)	USD	1,195	1,042,637
Petroleos Mexicanos, 7.19%, 9/12/24(4)	MXN	1,420	68,515
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	420	21,743

Total Mexico			$1,614,570

Nigeria — 0.7%
SEPLAT Petroleum Development Co. PLC, 9.25%, 4/1/23(2)	USD	750	$763,125

Total Nigeria			$763,125

Panama — 0.5%
AES El Salvador Trust II, 6.75%, 3/28/23(2)	USD	500	$485,625

Total Panama			$485,625

Total Foreign Corporate Bonds (identified cost $8,305,360)			$7,538,018

Sovereign Loans — 2.9%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.8%
Government of Barbados, Term Loan, 11.78%, (6 mo. USD LIBOR + 10.00%), Maturing December 20, 2019(1)(5)	USD	880	$885,589

Total Barbados			$885,589

Ethiopia — 0.1%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.72%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(1)(5)	USD	155	$150,649

Total Ethiopia			$150,649

Kenya — 0.1%
Government of Kenya, Term Loan, 7.50%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(1)	USD	90	$90,000

Total Kenya			$90,000

Macedonia — 1.2%
Republic of Macedonia, Term Loan, 3.94%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(1)(6)	EUR	1,000	$1,229,939

Total Macedonia			$1,229,939

Tanzania — 0.7%
Government of the United Republic of Tanzania, Term Loan, 7.03%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(1)(5)	USD	725	$735,597

Total Tanzania			$735,597

Total Sovereign Loans (identified cost $2,917,040)			$3,091,774

Short-Term Investments — 48.6%

Foreign Government Securities — 29.6%
Security	Principal Amount (000’s omitted)		Value
Argentina — 2.9%
Banco Central Del Argentina, 0.00%, 5/16/18	ARS	26,721	$1,288,052
Banco Central Del Argentina, 0.00%, 6/21/18	ARS	12,132	567,753
Banco Central Del Argentina, 0.00%, 7/18/18	ARS	27,400	1,255,552

Total Argentina			$3,111,357

Egypt — 10.5%
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	11,050	$625,885
Egypt Treasury Bill, 0.00%, 5/8/18	EGP	7,625	432,710
Egypt Treasury Bill, 0.00%, 5/15/18	EGP	45,800	2,575,488
Egypt Treasury Bill, 0.00%, 5/22/18	EGP	5,525	309,653
Egypt Treasury Bill, 0.00%, 5/29/18	EGP	6,175	344,936
Egypt Treasury Bill, 0.00%, 6/5/18	EGP	22,425	1,248,535
Egypt Treasury Bill, 0.00%, 7/10/18	EGP	16,250	890,174
Egypt Treasury Bill, 0.00%, 7/17/18	EGP	33,775	1,849,923
Egypt Treasury Bill, 0.00%, 7/24/18	EGP	36,300	1,975,908
Egypt Treasury Bill, 0.00%, 7/31/18	EGP	11,850	647,456
Egypt Treasury Bill, 0.00%, 8/14/18	EGP	4,625	251,100
Egypt Treasury Bill, 0.00%, 8/21/18	EGP	1,875	101,476

Total Egypt			$11,253,244

Georgia — 0.7%
Georgia Treasury Bill, 0.00%, 5/3/18	GEL	139	$56,715
Georgia Treasury Bill, 0.00%, 5/10/18	GEL	240	97,783
Georgia Treasury Bill, 0.00%, 6/14/18	GEL	165	66,761
Georgia Treasury Bill, 0.00%, 7/19/18	GEL	569	228,633
Georgia Treasury Bill, 0.00%, 12/6/18	GEL	410	160,360
Georgia Treasury Bill, 0.00%, 2/7/19	GEL	300	115,947

Total Georgia			$726,199

Kazakhstan — 5.0%
National Bank of Kazakhstan Note, 0.00%, 5/18/18	KZT	169,430	$515,679
National Bank of Kazakhstan Note, 0.00%, 6/1/18	KZT	515,140	1,562,474
National Bank of Kazakhstan Note, 0.00%, 7/27/18	KZT	961,878	2,881,346
National Bank of Kazakhstan Note, 0.00%, 1/18/19	KZT	81,000	233,430
National Bank of Kazakhstan Note, 0.00%, 3/15/19	KZT	72,554	206,550

Total Kazakhstan			$5,399,479

Nigeria — 6.9%
Nigeria Treasury Bill, 0.00%, 5/3/18	NGN	186,243	$516,926
Nigeria Treasury Bill, 0.00%, 6/7/18	NGN	694,870	1,911,672
Nigeria Treasury Bill, 0.00%, 6/28/18	NGN	45,485	124,351
Nigeria Treasury Bill, 0.00%, 7/5/18	NGN	126,829	346,037
Nigeria Treasury Bill, 0.00%, 7/12/18	NGN	29,130	79,262
Nigeria Treasury Bill, 0.00%, 7/19/18	NGN	39,400	106,939
Nigeria Treasury Bill, 0.00%, 7/26/18	NGN	233,400	632,186
Nigeria Treasury Bill, 0.00%, 8/2/18	NGN	69,264	187,221
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	153,560	414,213
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	84,537	227,731

Security	Principal Amount (000’s omitted)		Value
Nigeria Treasury Bill, 0.00%, 8/23/18	NGN	19,997	$53,716
Nigeria Treasury Bill, 0.00%, 8/30/18	NGN	18,777	50,377
Nigeria Treasury Bill, 0.00%, 9/6/18	NGN	94,191	251,959
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	172,378	460,538
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	128,169	341,519
Nigeria Treasury Bill, 0.00%, 9/27/18	NGN	49,552	131,716
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	40,519	107,570
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	106,359	281,167
Nigeria Treasury Bill, 0.00%, 10/25/18	NGN	47,095	124,086
Nigeria Treasury Bill, 0.00%, 11/1/18	NGN	91,733	241,306
Nigeria Treasury Bill, 0.00%, 11/22/18	NGN	56,510	147,389
Nigeria Treasury Bill, 0.00%, 11/29/18	NGN	47,090	122,500
Nigeria Treasury Bill, 0.00%, 12/6/18	NGN	46,720	120,990
Nigeria Treasury Bill, 0.00%, 12/27/18	NGN	20,120	51,462
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	173,655	443,050

Total Nigeria			$7,475,883

Uruguay — 3.6%
Uruguay Treasury Bill, 0.00%, 6/1/18	UYU	1,538	$53,689
Uruguay Treasury Bill, 0.00%, 6/29/18	UYU	1,887	65,445
Uruguay Treasury Bill, 0.00%, 7/27/18	UYU	25,037	863,791
Uruguay Treasury Bill, 0.00%, 8/31/18	UYU	1,341	45,799
Uruguay Treasury Bill, 0.00%, 9/14/18	UYU	5,724	194,767
Uruguay Treasury Bill, 0.00%, 9/21/18	UYU	3,473	118,036
Uruguay Treasury Bill, 0.00%, 10/12/18	UYU	7,602	256,678
Uruguay Treasury Bill, 0.00%, 10/19/18	UYU	29,579	996,641
Uruguay Treasury Bill, 0.00%, 11/16/18	UYU	20,701	692,156
Uruguay Treasury Bill, 0.00%, 12/14/18	UYU	2,630	87,331
Uruguay Treasury Bill, 0.00%, 3/8/19	UYU	1,845	60,138
Uruguay Treasury Bill, 0.00%, 4/5/19	UYU	13,157	425,001

Total Uruguay			$3,859,472

Total Foreign Government Securities (identified cost $31,810,786)			$31,825,634

Credit Linked Notes — 0.7%
Security	Principal Amount (000’s omitted)		Value
Ukraine — 0.7%
Ukraine (Citibank, N.A.), 0.00%, 7/31/18(2)(7)	UAH	22,000	$808,024

Total Ukraine			$808,024

Total Credit Linked Notes (identified cost $786,110)			$808,024

U.S. Treasury Obligations — 0.6%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/17/18(8)	$400	$399,718
U.S. Treasury Bill, 0.00%, 5/24/18(8)	200	199,796

Total U.S. Treasury Obligations (identified cost $599,535)		$599,514

Other — 17.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(9)	19,038,763	$19,036,859

Total Other (identified cost $19,036,536)		$19,036,859

Total Short-Term Investments (identified cost $52,232,967)		$52,270,031

Total Investments — 97.5% (identified cost $104,423,823)		$104,837,310

Less Unfunded Loan Commitments — (0.3)%		$(335,611)

Net Investments — 97.2% (identified cost $104,088,212)		$104,501,699

Other Assets, Less Liabilities — 2.8%		$3,028,284

Net Assets — 100.0%		$107,529,983

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the aggregate value of these securities is $22,825,265 or 21.2% of the Fund’s net assets.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $68,515 or 0.1% of the Fund’s net assets.

(5)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(6)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(7)	Security whose performance is linked to that of the underlying security. The investment is subject to credit risk of the issuing financial institution (Citibank, N.A.) in addition to the market risk of the underlying security.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2018 was $90,470.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	1,480,000	USD	438,324	BNP Paribas	5/3/18	$—	$(15,853)
BRL	1,284,247	USD	368,920	Standard Chartered Bank	5/3/18	—	(2,327)
BRL	195,753	USD	56,233	Standard Chartered Bank	5/3/18	—	(355)
USD	425,153	BRL	1,480,000	BNP Paribas	5/3/18	2,682	—
USD	384,022	BRL	1,284,247	Standard Chartered Bank	5/3/18	17,430	—
USD	56,413	BRL	195,753	Standard Chartered Bank	5/3/18	535	—
RUB	20,224,545	USD	348,489	BNP Paribas	5/7/18	—	(27,479)
RUB	20,227,000	USD	348,561	Deutsche Bank AG	5/7/18	—	(27,512)
RUB	27,059,000	USD	468,068	Goldman Sachs International	5/7/18	—	(38,579)
RUB	22,941,000	USD	396,365	Standard Chartered Bank	5/7/18	—	(32,238)
USD	1,393,475	RUB	86,364,037	BNP Paribas	5/7/18	22,679	—
RUB	47,748,455	USD	825,641	BNP Paribas	5/8/18	—	(67,854)
RUB	72,384,178	USD	1,131,560	Standard Chartered Bank	5/8/18	17,205	—
RUB	79,202,196	USD	1,246,896	Standard Chartered Bank	5/8/18	10,074	—
USD	142,153	RUB	8,849,000	BNP Paribas	5/8/18	1,716	—
USD	1,388,559	RUB	85,616,828	Goldman Sachs International	5/8/18	29,787	—
USD	1,557,523	THB	48,411,719	Deutsche Bank AG	5/10/18	23,395	—
USD	1,820,497	TRY	7,484,700	Goldman Sachs International	5/10/18	—	(17,643)
USD	2,476,960	TRY	10,205,000	Standard Chartered Bank	5/10/18	—	(29,248)
IDR	3,850,000,000	USD	275,650	Bank of America, N.A.	5/14/18	691	—
IDR	6,841,900,000	USD	494,500	Goldman Sachs International	5/14/18	—	(3,411)
USD	726,586	IDR	10,000,000,000	BNP Paribas	5/14/18	8,819	—
USD	775,397	IDR	10,705,910,100	Standard Chartered Bank	5/14/18	6,962	—
COP	1,067,440,000	USD	365,580	Bank of America, N.A.	5/15/18	14,406	—
COP	293,330,000	USD	100,673	BNP Paribas	5/15/18	3,747	—
COP	1,461,870,000	USD	500,846	Deutsche Bank AG	5/15/18	19,549	—
COP	293,330,000	USD	100,731	Standard Chartered Bank	5/15/18	3,688	—
EUR	1,080,990	RSD	128,000,000	Deutsche Bank AG	5/16/18	—	(856)
RSD	40,000,000	EUR	336,445	Deutsche Bank AG	5/16/18	1,916	—
RSD	43,000,000	EUR	363,176	Deutsche Bank AG	5/16/18	250	—
RSD	15,000,000	USD	156,576	Deutsche Bank AG	5/16/18	—	(3,358)
USD	337,473	INR	22,280,000	Bank of America, N.A.	5/21/18	3,641	—
USD	83,832	INR	5,535,000	Bank of America, N.A.	5/21/18	898	—
USD	1,082,544	INR	71,475,000	Deutsche Bank AG	5/21/18	11,597	—
USD	418,023	INR	27,600,000	Goldman Sachs International	5/21/18	4,478	—
USD	630,583	INR	41,650,000	Standard Chartered Bank	5/21/18	6,519	—
USD	496,439	INR	32,760,000	Standard Chartered Bank	5/21/18	5,579	—
USD	468,111	INR	30,900,000	Standard Chartered Bank	5/21/18	5,120	—
USD	315,008	INR	20,800,000	Standard Chartered Bank	5/21/18	3,351	—
USD	224,955	EUR	182,240	Standard Chartered Bank	5/24/18	4,553	—
USD	7,935,459	EUR	6,577,119	Standard Chartered Bank	5/24/18	—	(18,935)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	179,101	EUR	144,374	Bank of America, N.A.	5/30/18	$4,419	$—
USD	119,532	EUR	97,023	Goldman Sachs International	5/30/18	2,142	—
USD	43,669	EUR	35,298	Goldman Sachs International	5/30/18	961	—
BRL	195,753	USD	56,257	Standard Chartered Bank	6/4/18	—	(548)
RUB	50,000,000	USD	861,430	BNP Paribas	6/6/18	—	(70,669)
USD	2,668,177	RUB	154,869,000	BNP Paribas	6/6/18	218,890	—
COP	6,924,900,000	USD	2,415,382	BNP Paribas	6/12/18	48,968	—
COP	957,540,000	USD	333,987	BNP Paribas	6/12/18	6,771	—
USD	51,935	EUR	42,038	Standard Chartered Bank	6/12/18	1,019	—
USD	51,662	EUR	41,823	Standard Chartered Bank	6/12/18	1,007	—
RUB	2,150,000	USD	35,397	Bank of America, N.A.	6/13/18	—	(1,422)
USD	617,995	EUR	500,000	Standard Chartered Bank	6/14/18	12,302	—
USD	492,317	EUR	398,318	Standard Chartered Bank	6/14/18	9,800	—
USD	450,395	EUR	364,400	Standard Chartered Bank	6/14/18	8,966	—
MXN	11,949,768	USD	628,580	Goldman Sachs International	6/22/18	5,384	—
USD	205,170	MXN	3,800,000	Goldman Sachs International	6/22/18	3,571	—
COP	350,000,000	USD	122,545	Goldman Sachs International	6/25/18	1,961	—
INR	19,500,000	USD	295,209	Goldman Sachs International	6/25/18	—	(3,757)
INR	30,500,000	USD	461,736	UBS AG	6/25/18	—	(5,877)
USD	756,945	INR	50,000,000	Goldman Sachs International	6/25/18	9,634	—
USD	334,729	KZT	111,130,000	Goldman Sachs International	6/27/18	—	(1,055)
RUB	11,000,000	USD	189,215	Bank of America, N.A.	6/29/18	—	(15,719)
USD	482,405	EUR	384,129	Goldman Sachs International	7/12/18	16,002	—
USD	433,286	EUR	346,158	Goldman Sachs International	7/12/18	12,987	—
UAH	29,512,000	USD	1,015,904	Standard Chartered Bank	7/30/18	67,242	—
USD	313,710	KZT	104,230,000	Deutsche Bank AG	7/30/18	136	—
USD	1,482,397	KZT	480,000,000	Standard Chartered Bank	7/30/18	38,329	—
MAD	810,000	USD	84,375	BNP Paribas	1/22/19	1,228	—
MAD	811,000	USD	85,055	BNP Paribas	1/22/19	653	—
TRY	560,801	USD	134,549	Deutsche Bank AG	1/28/19	—	(7,564)
TRY	561,000	USD	134,565	Standard Chartered Bank	1/28/19	—	(7,535)
USD	31,182	KZT	10,680,000	Deutsche Bank AG	1/28/19	—	(128)
USD	83,679	KZT	28,660,000	Deutsche Bank AG	1/28/19	—	(343)
USD	134,485	TRY	560,801	Deutsche Bank AG	1/28/19	7,500	—
USD	134,694	TRY	561,000	Standard Chartered Bank	1/28/19	7,664	—
UAH	15,446,000	USD	507,925	Bank of America, N.A.	1/29/19	17,911	—
UAH	18,422,500	USD	628,754	Goldman Sachs International	1/30/19	—	(1,841)
TRY	1,700,000	USD	373,427	Standard Chartered Bank	4/9/19	3,288	—
TRY	5,109,000	USD	1,112,151	Goldman Sachs International	2/3/20	—	(74,222)
TRY	560,801	USD	121,702	Deutsche Bank AG	2/10/20	—	(7,992)
TRY	561,000	USD	121,877	Standard Chartered Bank	2/10/20	—	(8,127)
TRY	716,199	USD	155,577	Standard Chartered Bank	2/14/20	—	(10,519)
TRY	9,000,000	USD	1,952,701	Standard Chartered Bank	2/14/20	—	(129,853)
TRY	5,000,000	USD	1,018,953	Bank of America, N.A.	3/20/20	—	(15,971)

						$740,002	$(648,790)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	12	Short	Jun-18	$ (1,147,594)	$6,163
10-Year USD Deliverable Interest Rate Swap	2	Short	Jun-18	(186,593)	1,121

					$7,284

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	142,500	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.50% (pays upon termination)	1/2/19	$(75,100)
CME Group, Inc.	BRL	23,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.00% (pays upon termination)	1/2/23	12,193
CME Group, Inc.	MXN	184,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.03% (pays monthly)	8/23/19	(101,623)
CME Group, Inc.	MXN	47,127	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.70% (pays monthly)	1/24/20	(887)
CME Group, Inc.	MXN	149,188	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.68% (pays monthly)	1/24/20	(4,157)
CME Group, Inc.	MXN	34,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	4/30/26	(175,354)
CME Group, Inc.	MXN	24,805	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.09% (pays monthly)	6/30/26	(129,760)
CME Group, Inc.	MXN	7,639	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.19% (pays monthly)	7/20/26	(37,924)
CME Group, Inc.	MXN	13,615	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.19% (pays monthly)	7/20/26	(67,364)
CME Group, Inc.	MXN	8,550	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.46% (pays monthly)	9/24/26	(35,436)
LCH.Clearnet	EUR	400	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00% (pays annually)(1)	3/21/23	(101)
LCH.Clearnet	EUR	32	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.47% (pays annually)	4/5/48	456
LCH.Clearnet	EUR	100	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.49% (pays annually)	4/18/48	968
LCH.Clearnet	MXN	32,300	Pays	Mexico Interbank TIIE 28Day (pays monthly)	7.58% (pays monthly)	3/21/23	4,877
LCH.Clearnet	USD	600	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.64% (pays semi- annually)	3/8/21	2,477
LCH.Clearnet	USD	1,916	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.87% (pays semi-annually)	9/18/22	81,247

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	440	Receives	3-month USD-LIBOR- BBA (pays quarterly)	2.07% (pays semi- annually)	10/20/22	$14,968
LCH.Clearnet	USD	420	Receives	3-month USD-LIBOR- BBA (pays quarterly)	2.69% (pays semi-annually)	2/6/23	3,245
LCH.Clearnet	USD	550	Receives	3-month USD-LIBOR- BBA (pays quarterly)	2.66% (pays semi-annually)	2/12/23	4,911
LCH.Clearnet	USD	645	Receives	3-month USD-LIBOR- BBA (pays quarterly)	2.64% (pays semi-annually)	2/12/23	6,516
LCH.Clearnet	USD	600	Receives	3-month USD-LIBOR- BBA (pays quarterly)	2.79% (pays semi-annually)	3/14/23	2,568
LCH.Clearnet	USD	1,004	Receives	3-month USD-LIBOR- BBA (pays quarterly)	1.37% (pays semi-annually)	7/14/26	112,677
LCH.Clearnet	USD	350	Receives	3-month USD-LIBOR- BBA (pays quarterly)	1.54% (pays semi-annually)	10/7/26	37,109
LCH.Clearnet	USD	1,070	Receives	3-month USD-LIBOR- BBA (pays quarterly)	2.11% (pays semi-annually)	9/5/27	74,671
LCH.Clearnet	USD	2,216	Receives	3-month USD-LIBOR- BBA (pays quarterly)	2.18% (pays semi-annually)	9/19/27	144,187
LCH.Clearnet	USD	410	Receives	3-month USD-LIBOR- BBA (pays quarterly)	2.32% (pays semi-annually)	10/4/27	21,810
LCH.Clearnet	USD	101	Receives	3-month USD-LIBOR- BBA (pays quarterly)	2.92% (pays semi-annually)	4/16/48	1,790
LCH.Clearnet	USD	105	Receives	3-month USD-LIBOR- BBA (pays quarterly)	2.91% (pays semi-annually)	4/17/48	2,122

							$(98,914)

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Value/Net Unrealized Depreciation
Bank of America, N.A.	MXN	2,844	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.63 (pays monthly	% )	3/19/24	$(6,615)
Bank of America, N.A.	THB	70,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.81 (pays semi- annually	% )	1/15/23	(16,215)

								$(22,830)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Value/Net Unrealized Appreciation (Depreciation)
Argentina	Goldman Sachs International	$536	5.00% (pays quarterly)(1)	6/20/23	2.91%	$53,680	$(54,684)	$(1,004)
Argentina	Goldman Sachs International	536	5.00% (pays quarterly)(1)	6/20/23	2.91	53,681	(56,713)	(3,032)
Bahamas	Deutsche Bank AG	600	1.00% (pays quarterly)(1)	6/20/22	1.78	(17,089)	44,646	27,557
Turkey	Goldman Sachs International	1,750	1.00% (pays quarterly)(1)	12/20/27	2.73	(223,903)	243,770	19,867

Total		$3,422				$(133,631)	$177,019	$43,388

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2018, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $3,422,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

ARPP7DRR	-	Argentina Central Bank 7-day Repo Reference Rate

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

ALL	-	Albanian Lek

ARS	-	Argentine Peso

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

COP	-	Colombian Peso

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GEL	-	Georgian Lari

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham

MXN	-	Mexican Peso

NGN	-	Nigerian Naira

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

USD	-	United States Dollar

UYU	-	Uruguayan Peso

At April 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$107,361	$(240,992)

Total		$107,361	$(240,992)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$740,002	$(648,790)

Total		$740,002	$(648,790)

Interest Rate	Futures Contracts*	$7,284	$—
Interest Rate	Interest Rate Swaps	—	(22,830)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	528,792	(627,706)

Total		$536,076	$(650,536)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$41,937,487	$—	$41,937,487
Foreign Corporate Bonds	—	7,538,018	—	7,538,018
Sovereign Loans (Less Unfunded Loan Commitments)	—	2,756,163	—	2,756,163
Short-Term Investments —
Foreign Government Securities	—	31,825,634	—	31,825,634
Credit Linked Notes	—	808,024	—	808,024
U.S. Treasury Obligations	—	599,514	—	599,514
Other	—	19,036,859	—	19,036,859
Total Investments	$—	$104,501,699	$—	$104,501,699
Forward Foreign Currency Exchange Contracts	$—	$740,002	$—	$740,002
Futures Contracts	7,284	—	—	7,284
Swap Contracts	—	636,153	—	636,153
Total	$7,284	$105,877,854	$—	$105,885,138

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(648,790)	$—	$(648,790)
Swap Contracts	—	(891,528)	—	(891,528)
Total	$—	$(1,540,318)	$—	$(1,540,318)

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2018